Income Tax Expenses	12 Months Ended
Dec. 31, 2018
Income Tax Expenses
Income Tax Expenses

14.    Income Tax Expenses

New Borun incorporated in Cayman Islands and Golden Direction incorporated in the British Virgin Islands are at statutory tax rate of nil, China High was incorporated in Hong Kong Special Administrative Region is at statutory tax rate of 16.5%. Shandong Borun and Daqing Borun are PRC operating companies and are subject to PRC Enterprise Income Tax (“EIT”).  Pursuant to the PRC Enterprise Income Tax Law, Enterprise Income Tax is generally imposed at a statutory rate of 25%.

Pursuant to PRC EIT, the PRC subsidiaries of China New Borun are obligated to withhold income tax on dividends paid-out to non-resident, for earnings retained after January 1, 2008. The applicable tax rate is 5% or 10% on the dividends paid-out. As the PRC subsidiaries are wholly or majority owned by the U.S. holding entity, the Company anticipates no cash dividends in the foreseeable futures, and all earnings will be used to re-invest in the PRC subsidiaries. Accordingly, no withholding income tax was accrued.

The income tax expenses consisted of taxes on income from operations plus changes in deferred taxes for the reporting periods presented:

	Year Ended December 31,
	2016	2017	2018	2018
	(RMB)	(RMB)	(RMB)	($)
Current	19,481,789	58,912,481	16,522,472	2,402,109
Deferred	1,755,197	—	—	—
Income tax expenses	21,236,986	58,912,481	16,522,472	2,402,109

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before income tax expenses is for the reporting periods presented as follows:

	Year Ended December 31,
	2016	2017	2018
Statutory rate	25.00%	25.00%	25.00%
Expenses not deductible	—%	—%	—%
Effective tax rate	25.00%	25.00%	25.00%